Lease arrangements - Summary of right of use assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
At start of year	£ 287	£ 325
Additions	31	46
Acquisitions	12
Remeasurement	13	8
Disposals	(10)	(8)
Depreciation	(77)	(75)	£ (74)
Exchange translation differences	7	(9)
At end of year	263	287	325
Property [member[
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
At start of year	264	298
Additions	26	41
Acquisitions	7
Remeasurement	13	8
Disposals	(2)	(8)
Depreciation	(68)	(67)
Exchange translation differences	6	(8)
At end of year	246	264	298
Non-property [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
At start of year	23	27
Additions	5	5
Acquisitions	5
Disposals	(8)	0
Depreciation	(9)	(8)
Exchange translation differences	1	(1)
At end of year	£ 17	£ 23	£ 27